American Century Investment Trust

PROSPECTUS SUPPLEMENT

PRIME MONEY MARKET FUND

Supplement dated January 1, 2008 * Prospectus dated August 1, 2007

THE FOLLOWING REPLACES THE Shareholder Fees (Fees Paid Directly From Your
Investment) TABLE ON PAGE 5 OF THE PROSPECTUS:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                INVESTOR      A          B          C
                                CLASS         CLASS      CLASS      CLASS
----------------------------------------------------------------------------
Maximum Account                 $25(1)        None       None       None
Maintenance Fee
----------------------------------------------------------------------------
Maximum Sales                   None          None       None       None
Charge (Load) Imposed
on Purchases
   (as a percentage
   of offering price)
----------------------------------------------------------------------------
Maximum Deferred                None          None(2)    None(3)    None(4)
Sales Charge (Load)
   (as a percentage of
   the original offering
   price for B Class
   shares or the lower
   of the original offering
   price or redemption
   proceeds for A and
   C Class shares)
----------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing Directly with American Century FOR MORE DETAILS.

(2)  INVESTMENTS IN A CLASS SHARES MAY BE SUBJECT TO A CONTINGENT DEFERRED
     SALES CHARGE (CDSC) OF 1.00% IN CERTAIN CIRCUMSTANCES.

(3)  INVESTMENTS IN B CLASS SHARES ACQUIRED BY EXCHANGE FROM ANOTHER
     AMERICAN CENTURY FUND MAY BE SUBJECT TO A CDSC OF UP TO 5.00% DURING THE
     FIRST YEAR AFTER THE ORIGINAL PURCHASE. THIS CDSC DECLINES OVER THE NEXT
     FIVE YEARS AS SHOWN ON PAGE 16 AND IS ELIMINATED AFTER SIX YEARS.

(4)  INVESTMENTS IN C CLASS SHARES ACQUIRED BY EXCHANGE FROM ANOTHER
     AMERICAN CENTURY FUND MAY BE SUBJECT TO A CDSC OF 1.00% DURING THE FIRST
     YEAR AFTER THE ORIGINAL PURCHASE. THIS CDSC IS ELIMINATED THEREAFTER.

THE FOLLOWING REPLACES THE FIRST TABLE IN THE Example SECTION ON PAGE 7 OF THE
PROSPECTUS:

                     1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Investor Class       $60            $189            $329            $736
--------------------------------------------------------------------------------
A Class              $86            $268            $465            $1,034
--------------------------------------------------------------------------------
B Class              $161           $499            $860            $1,677
--------------------------------------------------------------------------------
C Class              $136           $423            $730            $1,603
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE CHART ON PAGE 15 OF THE PROSPECTUS:

A CLASS                                      B CLASS
--------------------------------------------------------------------------------
Initial sales charge is waived               No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                      Generally no contingent
deferred sales charge(1)                     deferred sales charge(2)
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                           12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                        Convert to A Class shares
                                             eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                   Purchases generally limited
for long-term investors                      to investors whose aggregate
                                             investments in American
                                             Century funds are less than
                                             $50,000; generally offered
                                             through financial intermediaries(3)
--------------------------------------------------------------------------------

CONTINUED ON NEXT PAGE

C CLASS
--------------------------------------------------------------------------------
No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent deferred sales charge(2)
--------------------------------------------------------------------------------
12b-1 fee of 0.75%
--------------------------------------------------------------------------------
No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to investors whose aggregate investments in American Century funds are less than $1,000,000; generally more appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(2)  A CDSC WILL BE CHARGED ON CERTAIN PURCHASES OF THE FUND THAT ARE MADE
     BY EXCHANGE FROM ANOTHER AMERICAN CENTURY FUND. PLEASE SEE Calculation Of
     Sales Charges BEGINNING ON PAGE 15.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER B Class ON PAGE 16 OF THE
PROSPECTUS:

B Class shares are sold at their net asset value without an initial sales charge. However, if you purchase B Class shares of the fund by exchange from B
Class shares of another American Century fund, where an up-front payment was made to your financial professional on the original purchase, you may pay a contingent deferred sales charge (CDSC). This CDSC will apply if the shares are redeemed during the time period set forth below, calculated based on the purchase date of the original fund. If you purchase B Class shares of the fund directly, a sales charge will apply when you exchange into the B Class shares of another American Century fund. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

THE FOLLOWING REPLACES THE C Class SECTION ON PAGE 16 OF THE PROSPECTUS:

C Class shares are sold at their net asset value without an initial sales charge. However, if you purchase C Class shares of the fund by exchange from C
Class shares of another American Century fund, you may pay a CDSC of 1%. This
CDSC will apply if the shares are redeemed within 12 months of the purchase date of the original fund and if an up-front payment was made to your financial professional on the original purchase. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

THE FOLLOWING REPLACES THE LAST PARAGRAPH UNDER Exchanging Shares ON PAGE 17 OF
THE PROSPECTUS:

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the fund where an up-front payment was made to your financial professional. Exchanges from a money market fund are subject to the sales charge applicable to the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

THE FOLLOWING REPLACES THE Exchanges Between Funds (C Class) SECTION ON PAGE 17
OF THE PROSPECTUS:

You may exchange C Class shares of a fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the shares where an up-front payment was made to your financial professional.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER Redemptions ON PAGE 19 OF THE
PROSPECTUS:

If you sell A, B or C Class shares, in certain cases, you may pay a sales charge, depending on how long you have held your shares, as described above.
Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-58097 0801

American Century Investment Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

CORE PLUS FUND * DIVERSIFIED BOND FUND * NT DIVERSIFIED BOND FUND
HIGH-YIELD FUND * AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND FUND
INFLATION PROTECTION BOND FUND * PREMIUM MONEY MARKET FUND
PRIME MONEY MARKET FUND * AMERICAN CENTURY-MASON STREET SELECT BOND FUND
SHORT DURATION FUND

Supplement  dated  January 1, 2008 * Statement of Additional  Information  dated
August 1, 2007

THE FIRST PARAGRAPH OF THE Payments to Dealers SECTION ON PAGE 87 OF THE SAI IS
REPLACED WITH THE FOLLOWING:

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares for all funds, except Short Duration and
Prime Money Market, will be as follows:

THE SECOND PARAGRAPH OF THE Payments to Dealers SECTION ON PAGE 88 OF THE SAI IS
REPLACED WITH THE FOLLOWING:

No concession will be paid on purchases of Prime Money Market shares or on purchases over $1,000,000 by employer-sponsored retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price C Class shares sold by the intermediary. The distributor will retain the
12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any.
Beginning with the first day of the 13th month, the distributor will make the C
Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases, and A Class purchases greater than
$1,000,000, may be subject to a CDSC as described in the prospectuses.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-58203 0801